SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangements [Abstract]
Disclosure of Weighted Assumptions Used in the Black-Scholes Option Pricing Model	The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2022	December 31, 2021

Exercise price ($)	11.50	11.50
Share price ($)	2.86	9.94
Volatility	47%	40%
Risk-free interest rate	3.59%	1.27%
Expected warrant life (years)	3.58	4.33
The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the nine months ended September 30, 2022 and year ended December 31, 2021. There were no stock option grants during the three months ended September 30, 2022.

	September 30, 2022	December 31, 2021
Expected dividends per share (CA$)	—	—
Exercise price (CA$)	6.94	21.86
Share price (CA$)	6.94	21.86
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	2.78%	1.16%
Expected option life (years)	7.50	7.50

Disclosure of Outstanding Options
The following table summarizes the outstanding options as at and changes during the nine months ended and year then ended:

	September 30, 2022		December 31, 2021
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of period	9,072,149	1.82	10,375,195	1.17
Granted	558,697	6.94	294,854	21.86
Exercised	—	—	(1,505,000)	0.93
Forfeited	(7,573)	9.62	(92,900)	6.90
Outstanding, end of period	9,623,273	2.11	9,072,149	1.82
Exercisable, end of period	6,825,325	1.24	5,054,976	1.06

Disclosure of Information Relating to Stock Options Outstanding
The following table summarizes the information relating to stock options outstanding:

	As at September 30, 2022
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.19	4,644,838
CA$0.93 (issued in 2019)	3,664,907	7.02	2,007,201
CA$6.90 (issued in 2020)	319,990	7.96	103,223
CA$15.45 (issued in 2021)	26,389	8.90	6,597
CA$23.02 (issued in 2021)	253,865	8.74	63,466
CA$13.29 (issued in 2021)	14,600	9.19	—
CA$6.92 (issued in 2022)	486,041	9.62	—
CA$7.05 (issued in 2022)	65,083	9.64	—
	9,623,273		6,825,325

	As at December 31, 2021
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.94	3,316,799
CA$0.93 (issued in 2019)	3,664,907	7.77	1,634,954
CA$6.90 (issued in 2020)	319,990	8.71	103,223
CA$15.45 (issued in 2021)	26,389	9.65	—
CA$23.02(issued in 2021)	253,865	9.49	—
CA$13.29 (issued in 2021)	14,600	9.94	—
	9,072,149		5,054,976

Disclosure of share-based payment arrangements compensation expense	Compensation expense related to the stock options was recognized in the consolidated statement of earnings (loss) as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Administrative expenses	1,878,049	4,473,594	6,750,160	52,293,945
Selling expenses	631,423	1,522,597	2,398,950	13,707,094
	2,509,472	5,996,191	9,149,110	66,001,039
Compensation expense related to the RSUs was recognized in the consolidated statement of earnings (loss) is as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Administrative expenses	133,118	—	271,808	—
Selling expenses	39,880	—	83,393	—
	172,998	—	355,201	—
Compensation expense related to the DSUs was recognized in the consolidated statement of earnings (loss) is as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Administrative expenses	—	—	335,799	—
	—	—	335,799	—

Disclosure of Equity Instruments Measured at Fair Value
The following table summarizes the information relating to restricted share units outstanding:.

	September 30, 2022		December 31, 2021
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of period	36,247	18.59	—	—
Granted	276,584	6.93	36,247	18.59
Forfeited	(15,173)	6.92	—	—
Outstanding, end of period	297,658	8.35	36,247	18.59
Vested, end of period	—	—	—	—

	September 30, 2022		December 31, 2021
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of period	18,755	14.07	—	—
Granted	62,181	6.92	18,755	14.07
Settled	2,026	14.07	—	—
Outstanding, end of period	78,910	8.44	18,755	14.07
Vested, end of period	78,910	8.44	18,755	14.07